UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Broadwood Capital, Inc.

Address:  724 Fifth Avenue, 9th Floor
          New York, New York 10019


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Neal C. Bradsher
Title:  President
Phone:


Signature, Place and Date of Signing:

  /s/ Neal C. Bradsher           New York, New York         February 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:   11

Form 13F Information Table Value Total:  $124,928
                                        (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.  Form 13F File Number            Name
     1.                                   Broadwood Partners, L.P.
     -----------------------           ---------------------------------

                                                    FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN 2         COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6     COLUMN 7     COLUMN 8

                                 TITLE                       VALUE     SHRS OR  SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS            CUSIP     (x1000)   PRN AMT  PRN CALL  DISCRETION    MNGRS   SOLE   SHARED   NONE
--------------                ---------           ------    --------  -------- --------- -----------   -------  -----  -------  ----
BIOTIME INC                    COM               09066L105   19,751  4,669,249  SH       SHARED-DEFINED   1           4,669,249
BIOTIME INC                    *W EXP 03/10/201  09066L147    7,397  3,608,143  SH       SHARED-DEFINED   1           3,608,143
COMARCO INC                    COM               200080109    4,181  1,548,636  SH       SHARED-DEFINED   1           1,548,636
DEUTSCHE BK AG LDN BRH         PS GOLD SH ETN    25154H731    1,633     81,800  SH       SHARED-DEFINED   1              81,800
HANSEN NAT CORP                COM               411310105   31,471    819,568  SH       SHARED-DEFINED   1             819,568
INVERNESS MED INNOVATIONS IN   PFD CONV SER B    46126P304   16,195     60,309  SH       SHARED-DEFINED   1              60,309
PALOMAR MED TECHNOLOGIES INC   COM NEW           697529303    5,810    576,400  SH       SHARED-DEFINED   1             576,400
QUESTCOR PHARMACEUTICALS INC   COM               74835Y101   16,999  3,578,660  SH       SHARED-DEFINED   1           3,578,660
SOLTA MED INC                  COM               83438K103    2,165  1,066,587  SH       SHARED-DEFINED   1           1,066,587
STAAR SURGICAL CO              COM PAR $0.01     852312305   18,689  6,028,638  SH       SHARED-DEFINED   1           6,028,638
ZEBRA TECHNOLOGIES CORP        CL A              989207105      638     22,500  SH       SHARED-DEFINED   1              22,500





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